Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments [Line Items]
Borrowings (debt assumed)	$ 198,276	$ 261,424
GE | Carrying amount
Financial Instruments [Line Items]
Investments and notes receivable	1,104	502
Borrowings	(18,455)	(16,340)
GE | Carrying amount | Intersegment [Member] | Intercompany Payable To GE
Financial Instruments [Line Items]
Borrowings (debt assumed)	(85,114)	0
GE | Estimated fair value
Financial Instruments [Line Items]
Investments and notes receivable	1,174	551
Borrowings	(19,011)	(17,503)
Accrued interest	116	94
GE | Estimated fair value | Intersegment [Member] | Intercompany Payable To GE
Financial Instruments [Line Items]
Borrowings (debt assumed)	(92,641)	0
Accrued interest	1,006
GE Capital
Financial Instruments [Line Items]
Effect of including interest rate and currency derivatives on borrowings and bank deposits	$ 3,001	5,020
Debt Instrument, Maturity Date	Apr. 30, 2016
GE Capital | Intersegment [Member] | Intercompany Payable To GE
Financial Instruments [Line Items]
Borrowings (debt assumed)	$ 85,114
GE Capital | Carrying amount
Financial Instruments [Line Items]
Loans	20,061	20,153
Time deposits	10,386	0
Other commercial mortgages	1,381	1,427
Loans held for sale	342	419
Other financial instruments	94	103
Borrowings	(95,681)	(245,993)
Investment contracts	(2,955)	(3,970)
GE Capital | Estimated fair value
Financial Instruments [Line Items]
Loans	19,774	20,182
Time deposits	10,386	0
Other commercial mortgages	1,447	1,508
Loans held for sale	342	419
Other financial instruments	110	113
Borrowings	(99,602)	(261,569)
Investment contracts	(3,441)	(4,596)
Accrued interest	$ 1,103	$ 2,888